Financial instruments (Details 17) - Series H bonds [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Principal payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 6,661	$ 6,601	$ 7,868
CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 1,598	$ 2,575	$ 1,952